UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Equity Income Portfolio

Equity Income Portfolio Class (QAAHCX)

This semi-annual shareholder report contains important information about Equity Income Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio Class	$39	0.73%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$906,424
Number of Portfolio Holdings	118
Table Summary

Portfolio Turnover Rate	21.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	19.7%
Information Technology	16.4
Industrials & Business Services	13.8
Health Care	13.0
Energy	8.2
Consumer Discretionary	7.4
Consumer Staples	6.6
Utilities	5.8
Materials	3.0
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Amazon.com	5.4%
Microsoft	4.3
Apple	3.8
Southern	2.2
MetLife	2.0
Intel	2.0
Citigroup	1.8
QUALCOMM	1.8
JPMorgan Chase	1.7
TotalEnergies	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E300-053 8/26

Equity Income Portfolio

Equity Income Portfolio Class (QAAHCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Equity Income Portfolio

Equity Income Portfolio - II Class (QAAHAX)

This semi-annual shareholder report contains important information about Equity Income Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio - II Class	$52	0.98%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$906,424
Number of Portfolio Holdings	118
Table Summary

Portfolio Turnover Rate	21.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	19.7%
Information Technology	16.4
Industrials & Business Services	13.8
Health Care	13.0
Energy	8.2
Consumer Discretionary	7.4
Consumer Staples	6.6
Utilities	5.8
Materials	3.0
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Amazon.com	5.4%
Microsoft	4.3
Apple	3.8
Southern	2.2
MetLife	2.0
Intel	2.0
Citigroup	1.8
QUALCOMM	1.8
JPMorgan Chase	1.7
TotalEnergies	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E350-053 8/26

Equity Income Portfolio

Equity Income Portfolio - II Class (QAAHAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026
Equity Income Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Equity Income Portfolio
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Equity Income Portfolio Class
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 28 .91 $ 28 .43 $ 27 .76 $ 27 .01 $ 30 .07 $ 26 .21
Investment activities
Net investment income
(1)(2)
0 .20 0 .51 0 .54 0 .56 0 .57 0 .48
Net realized and unrealized gain/
loss 3 .88 3 .52 2 .67 1 .94 ( 1 .60 ) 6 .12
Total from investment activities 4 .08 4 .03 3 .21 2 .50 ( 1 .03 ) 6 .60
Distributions
Net investment income ( 0 .18 ) ( 0 .50 ) ( 0 .55 ) ( 0 .57 ) ( 0 .55 ) ( 0 .48 )
Net realized gain – ( 3 .05 ) ( 1 .99 ) ( 1 .18 ) ( 1 .48 ) ( 2 .26 )
Total distributions ( 0 .18 ) ( 3 .55 ) ( 2 .54 ) ( 1 .75 ) ( 2 .03 ) ( 2 .74 )
NET ASSET VALUE
End of period $ 32 .81 $ 28 .91 $ 28 .43 $ 27 .76 $ 27 .01 $ 30 .07
Ratios/Supplemental Data
Total return
(2)(3)
14 .14% 14 .36% 11 .70% 9 .54% ( 3 .34 ) % 25 .55%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .73%
(4)
0 .74% 0 .77% 0 .85% 0 .85% 0 .85%
Net expenses after waivers/
payments by Price Associates 0 .73%
(4)
0 .74% 0 .74% 0 .74% 0 .74% 0 .74%
Net investment income 1 .30%
(4)
1 .71% 1 .80% 2 .05% 1 .96% 1 .60%
Portfolio turnover rate 21 .3% 27 .8% 21 .3% 17 .5% 18 .3% 19 .8%
Net assets, end of period (in
millions) $483 $447 $432 $429 $434 $491
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. Rowe Price Equity Income Portfolio
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Equity Income Portfolio - II Class
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 28 .66 $ 28 .22 $ 27 .59 $ 26 .85 $ 29 .91 $ 26 .10
Investment activities
Net investment income
(1)(2)
0 .16 0 .43 0 .46 0 .49 0 .50 0 .41
Net realized and unrealized gain/
loss 3 .85 3 .49 2 .65 1 .94 ( 1 .60 ) 6 .08
Total from investment activities 4 .01 3 .92 3 .11 2 .43 ( 1 .10 ) 6 .49
Distributions
Net investment income ( 0 .14 ) ( 0 .43 ) ( 0 .49 ) ( 0 .51 ) ( 0 .48 ) ( 0 .42 )
Net realized gain – ( 3 .05 ) ( 1 .99 ) ( 1 .18 ) ( 1 .48 ) ( 2 .26 )
Total distributions ( 0 .14 ) ( 3 .48 ) ( 2 .48 ) ( 1 .69 ) ( 1 .96 ) ( 2 .68 )
NET ASSET VALUE
End of period $ 32 .53 $ 28 .66 $ 28 .22 $ 27 .59 $ 26 .85 $ 29 .91
Ratios/Supplemental Data
Total return
(2)(3)
14 .03% 14 .07% 11 .38% 9 .31% ( 3 .59 ) % 25 .22%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .98%
(4)
0 .99% 1 .01% 1 .10% 1 .10% 1 .10%
Net expenses after waivers/
payments by Price Associates 0 .98%
(4)
0 .99% 0 .98% 0 .99% 0 .99% 0 .99%
Net investment income 1 .06%
(4)
1 .47% 1 .56% 1 .81% 1 .73% 1 .36%
Portfolio turnover rate 21 .3% 27 .8% 21 .3% 17 .5% 18 .3% 19 .8%
Net assets, end of period (in
millions) $423 $381 $331 $306 $284 $296
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Income Portfolio
June 30, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.9%
COMMUNICATION
SERVICES  2.7%
Entertainment  0.7%
Walt Disney  65,503 6,305
6,305
Interactive Media & Services  0.6%
Alphabet, Class C  3,803 1,344
Meta Platforms, Class A  6,531 3,679
5,023
Media  0.7%
News, Class A  244,349 6,067
6,067
Wireless Telecommunication
Services  0.7%
T-Mobile U.S.  36,166 6,066
6,066
Total Communication Services 23,461
CONSUMER
DISCRETIONARY  7.4%
Broadline Retail  5.4%
Amazon.com (1) 204,739 48,798
48,798
Hotels, Restaurants &
Leisure  1.0%
Las Vegas Sands  155,670 7,190
McDonald's  8,600 2,325
9,515
Leisure Products  0.1%
Mattel (1) 58,844 817
817
Specialty Retail  0.9%
Home Depot  22,672 7,996
7,996
Total Consumer Discretionary 67,126
CONSUMER STAPLES  6.6%
Consumer Staples Distribution &
Retail  0.5%
Walmart  39,605 4,486
4,486
Food Products  0.2%
Tyson Foods, Class A  32,674 1,871
1,871
Household Products  3.4%
Colgate-Palmolive  151,756 13,913
Kimberly-Clark  54,308 5,961
Procter & Gamble  74,894 10,983
30,857
Personal Care Products  1.3%
Kenvue  309,873 5,922
Shares $ Value
(Cost and value in $000s)
‡
Unilever, ADR  99,627 5,989
11,911
Tobacco  1.2%
Philip Morris International  57,706 10,440
10,440
Total Consumer Staples 59,565
ENERGY  8.2%
Energy Equipment &
Services  0.5%
SLB  106,604 4,956
4,956
Oil, Gas & Consumable
Fuels  7.7%
Chevron  43,463 7,205
ConocoPhillips  114,978 11,953
EOG Resources  43,911 5,697
EQT  43,209 2,297
Expand Energy  52,904 4,824
Exxon Mobil  77,884 10,648
Kinder Morgan  77,481 2,477
Phillips 66  4,085 691
South Bow (CAD)  68,200 2,403
TC Energy  54,433 3,608
TotalEnergies (EUR)  175,094 13,539
TotalEnergies  13,748 1,069
Williams  48,282 3,589
70,000
Total Energy 74,956
FINANCIALS  19.7%
Banks  8.9%
Bank of America  171,953 9,798
Citigroup  115,796 16,207
Fifth Third Bancorp  157,413 8,873
Huntington Bancshares  585,860 10,387
JPMorgan Chase  47,032 15,395
U.S. Bancorp  210,457 12,712
Wells Fargo  91,046 7,524
80,896
Capital Markets  2.3%
Charles Schwab  154,906 14,293
Morgan Stanley  8,884 1,857
State Street  29,146 4,943
21,093
Consumer Finance  0.3%
Capital One Financial  11,541 2,315
2,315
Financial Services  1.8%
Apollo Global Management  14,597 1,727
Equitable Holdings  265,154 11,635
Fiserv (1) 46,220 2,267
Global Payments  9,784 710
16,339

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Insurance  6.4%
Allstate  27,742 6,601
American International Group  116,057 8,650
Chubb  38,679 13,179
Loews  98,745 11,179
MetLife  217,574 18,409
58,018
Total Financials 178,661
HEALTH CARE  13.0%
Biotechnology  0.2%
Biogen (1) 10,535 2,276
2,276
Health Care Equipment &
Supplies  2.6%
Becton Dickinson & Company  66,415 10,051
Medtronic  72,085 5,639
Zimmer Biomet Holdings  88,198 7,593
23,283
Health Care Providers &
Services  4.6%
Cigna Group  23,111 6,371
CVS Health  132,022 13,658
Elevance Health  34,521 13,350
UnitedHealth Group  20,782 8,638
42,017
Life Sciences Tools &
Services  1.0%
Thermo Fisher Scientific  8,632 4,328
Waters (1) 11,832 4,437
8,765
Pharmaceuticals  4.6%
AstraZeneca  31,293 5,934
Bristol-Myers Squibb  113,378 6,533
Johnson & Johnson  25,449 6,463
Merck  76,831 9,873
Novo Nordisk, ADR  91,712 4,396
Viatris  563,593 8,950
42,149
Total Health Care 118,490
INDUSTRIALS & BUSINESS
SERVICES  13.4%
Aerospace & Defense  3.4%
Airbus (EUR)  2,207 491
Boeing (1) 41,716 9,030
General Electric  22,947 8,576
L3Harris Technologies  30,670 8,913
StandardAero (1) 126,720 3,790
30,800
Air Freight & Logistics  0.8%
United Parcel Service, Class B  65,841 7,078
7,078
Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.6%
Rockwell Automation  11,094 5,492
5,492
Ground Transportation  2.1%
CSX  249,529 11,860
Norfolk Southern  5,558 1,749
Union Pacific  20,579 5,597
19,206
Industrial Conglomerates  1.5%
3M  12,793 2,071
Siemens (EUR)  37,041 11,909
13,980
Machinery  3.5%
AGCO  47,762 5,717
Fortive  182,638 11,157
Middleby (1) 7,050 1,213
Stanley Black & Decker  140,685 13,241
31,328
Passenger Airlines  1.1%
Southwest Airlines  195,008 10,027
10,027
Professional Services  0.4%
Booz Allen Hamilton Holding  56,535 3,430
3,430
Total Industrials & Business Services 121,341
INFORMATION
TECHNOLOGY  16.4%
Communications Equipment  1.1%
Cisco Systems  81,398 9,561
9,561
Electronic Equipment,
Instruments & Components  0.5%
Ralliant  38,294 2,819
TE Connectivity  9,676 1,951
4,770
IT Services  0.1%
Accenture, Class A  7,102 884
884
Semiconductors & Semiconductor
Equipment  6.1%
Advanced Micro Devices (1) 4,540 2,637
Applied Materials  19,281 13,940
Intel (1) 131,608 18,377
QUALCOMM  85,671 15,831
Skyworks Solutions  13,900 942
Texas Instruments  11,714 3,492
55,219
Software  4.8%
Microsoft  104,962 39,153
Salesforce  30,560 4,787
43,940

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage &
Peripherals  3.8%
Apple  118,730 34,356
34,356
Total Information Technology 148,730
MATERIALS  3.0%
Chemicals  1.1%
CF Industries Holdings  92,534 10,018
10,018
Containers & Packaging  1.4%
Avery Dennison  16,672 2,707
International Paper  252,607 9,624
12,331
Paper & Forest Products  0.5%
West Fraser Timber  69,778 4,723
4,723
Total Materials 27,072
REAL ESTATE  3.0%
Industrial Real Estate Investment
Trusts  0.6%
Rexford Industrial Realty, REIT  152,223 5,099
5,099
Residential Real Estate
Investment Trusts  1.2%
Equity Residential, REIT  143,519 9,749
Sun Communities, REIT  12,130 1,455
11,204
Specialized Real Estate
Investment Trusts  1.2%
Public Storage, REIT  4,500 1,433
Rayonier, REIT  332,909 7,084
Weyerhaeuser, REIT  88,187 2,111
10,628
Total Real Estate 26,931
UTILITIES  5.5%
Electric Utilities  3.8%
Alliant Energy  108,171 8,252
NextEra Energy  70,743 6,209
Southern  183,101 17,525
Xcel Energy  30,482 2,448
34,434
Multi-Utilities  1.7%
Ameren  66,699 7,540
Sempra  82,983 7,693
15,233
Total Utilities 49,667
Total Common Stocks (Cost
$620,641) 896,000
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.7%
INDUSTRIALS & BUSINESS
SERVICES  0.4%
Aerospace & Defense  0.4%
Boeing, 6.00%, 10/15/27  57,538 3,872
Total Industrials & Business Services 3,872
UTILITIES  0.3%
Electric Utilities  0.3%
Southern, Series A, 7.13%, 12/15/28  41,685 2,074
Total Utilities 2,074
Total Convertible Preferred Stocks
(Cost $4,970) 5,946
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve
Fund, 3.69% (2)(3) 4,045,989 4,046
Total Short-Term Investments
(Cost $4,046) 4,046
Total Investments in Securities
100.0% of Net Assets
(Cost $629,657) $ 905,992

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.69% $ — # $ — $ 131 +
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government Reserve Fund, 3.69% $ 8,407 ¤ ¤ $ 4,046 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $131 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,046.

T. ROWE PRICE Equity Income Portfolio
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Ok
Assets
Investments in securities, at value (cost $629,657) $ 905,992
Receivable for investment securities sold 30,960
Dividends receivable 1,261
Receivable for shares sold 371
Foreign currency (cost $173) 170
Other assets 375
Total assets 939,129
Liabilities
Payable for investment securities purchased 31,788
Investment management fees payable 403
Payable for shares redeemed 263
Due to affiliates 15
Other liabilities 236
Total liabilities 32,705
NET ASSETS $ 906,424
Net Assets Consist of:
Total distributable earnings (loss) $ 360,821
Paid-in capital applicable to 27,741,760 shares of $0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized 545,603
NET ASSETS $ 906,424
NET ASSET VALUE PER SHARE
Equity Income Portfolio Class
(Net assets: $483,041; Shares outstanding: 14,724,624) $ 32.81
Equity Income Portfolio - II Class
(Net assets: $423,383; Shares outstanding: 13,017,136) $ 32.53

T. Rowe Price Equity Income Portfolio
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Dividend income (net of foreign taxes of $96) $ 8,723
.... ... ...
Expenses
Investment management 2,332
Shareholder servicing
Equity Income Portfolio Class $ 342
Equity Income Portfolio - II Class 295 637
Rule 12b-1 fees
Equity Income Portfolio - II Class 500
Prospectus and shareholder reports
Equity Income Portfolio Class 9
Equity Income Portfolio - II Class 3 12
Custody and accounting 111
Legal and audit 23
Directors 1
Miscellaneous 9
Repaid to Price Associates 8
Total expenses 3,633
Net investment income 5,090
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 81,487
Futures 95
Foreign currency transactions 5
Net realized gain 81,587
Change in net unrealized gain / loss
Securities 27,313
Other assets and liabilities denominated in foreign currencies (71)
Change in net unrealized gain / loss 27,242
Net realized and unrealized gain / loss 108,829
INCREASE IN NET ASSETS FROM OPERATIONS
$ 113,919

T. Rowe Price Equity Income Portfolio
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,090 $ 12,664
Net realized gain 81,587 73,108
Change in net unrealized gain / loss 27,242 19,928
Increase in net assets from operations 113,919 105,700
Distributions to shareholders
Net earnings
Equity Income Portfolio Class (2,656) (49,725)
Equity Income Portfolio - II Class (1,887) (41,432)
Decrease in net assets from distributions (4,543) (91,157)
Capital share transactions
*
Shares sold
Equity Income Portfolio Class 15,094 19,554
Equity Income Portfolio - II Class 20,242 51,397
Distributions reinvested
Equity Income Portfolio Class 2,656 49,725
Equity Income Portfolio - II Class 1,887 41,432
Shares redeemed
Equity Income Portfolio Class (40,608) (63,355)
Equity Income Portfolio - II Class (31,187) (48,262)
Increase (decrease) in net assets from capital share transactions (31,916) 50,491
Net Assets
Increase during period 77,460 65,034
Beginning of period 828,964 763,930
End of period $ 906,424 $ 828,964
*Share information (000s)
Shares sold
Equity Income Portfolio Class 486 660
Equity Income Portfolio - II Class 664 1,738
Distributions reinvested
Equity Income Portfolio Class 86 1,727
Equity Income Portfolio - II Class 61 1,453
Shares redeemed
Equity Income Portfolio Class (1,327) (2,119)
Equity Income Portfolio - II Class (1,016) (1,627)
Increase (decrease) in shares outstanding (1,046) 1,832

T. Rowe Price Equity Income Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares:
the Equity Income Portfolio (Equity Income Portfolio Class) and the Equity Income Portfolio–II (Equity Income Portfolio–
II Class). Equity Income Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain
(loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Equity Income
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. Rowe Price Equity Income Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.

T. Rowe Price Equity Income Portfolio

The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30, 2026, the fund held no derivative instruments.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 867,658 $ 28,342 $ — $ 896,000
Convertible Preferred Stocks 5,946 — — 5,946
Short-Term Investments 4,046 — — 4,046
Total $ 877,650 $ 28,342 $ — $ 905,992

T. Rowe Price Equity Income Portfolio

The amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $183,069,000 and $209,716,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $630,195,000.
Net unrealized gain aggregated $275,733,000 at period-end, of which $295,453,000 related to appreciated investments and $19,720,000 related to depreciated investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives
$
95
Total
$
95

T. Rowe Price Equity Income Portfolio

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.26% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The fund is subject to an indefinite contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.74%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, expenses repaid during the period to Price Associates were $8,000, and allocated ratably in the amounts of $8,000 and
$0 for the Equity Income Portfolio Class and Equity Income Portfolio-II Class, respectively, for the six months ended
June 30, 2026. At June 30, 2026 there were no amounts subject to repayment by the fund.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates and $8,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities

T. Rowe Price Equity Income Portfolio

lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Equity Income Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the
Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements
(e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Portfolio Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Equity Income Portfolio

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to indefinitely waive its fees and/or bear any expenses that would otherwise cause the fund’s total expenses to exceed a certain percentage, excluding any 12b-1 fees and certain other expenses. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The
Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Portfolio Class with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund’s Portfolio Class with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the total expenses ranked in the fifth quintile (Expense Group and Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Equity Income Portfolio

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E300-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026